Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Intangible assets subject to amortization:
Net carrying amount		¥ 1,173,610	¥ 1,201,966
Intangible assets not subject to amortization:
Total intangible assets, Net carrying amount		1,199,240	1,239,526
Mortgage Servicing Rights [Member]
Intangible assets not subject to amortization:
Net carrying amount, Other		15,274	29,641
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	[1]	764,940	755,638
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount		276,802	303,250
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount		67,642	74,780
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount		53,311	56,693
Other [Member]
Intangible assets subject to amortization:
Net carrying amount		10,915	11,605
Intangible assets not subject to amortization:
Net carrying amount, Other	[2]	¥ 25,630	¥ 37,560

[1]	As a result of adopting new guidance, costs for implementation activities in certain hosting arrangements are capitalized as software.
[2]	Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥29,641 million and ¥15,274 million at March 31, 2020 and September 30, 2020, respectively.